Prospectus Supplement
John Hancock Variable Insurance Trust
Supplement dated April 28, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Active Bond Trust (the fund)
As of April 24, 2025 (the Effective Date), Spencer Godfrey is added as an associate portfolio manager of the fund. David A. Bees, CFA, Jeffrey N. Given, CFA, Howard C. Greene, CFA, Connor Minnaar, CFA and Pranay Sonalkar, CFA continue as portfolio managers of the fund, and together with Spencer Godfrey are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Spencer Godfrey
Associate Portfolio Manager
Managed fund since 2025
As of the Effective date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM(US)”)” is amended to include Spencer Godfrey as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:
●
Spencer Godfrey. Associate Portfolio Manager; joined Manulife IM (US) in 2016; began business career in 2003.
Select Bond Trust (the fund)
As of April 24, 2025 (the Effective Date), Spencer Godfrey is added as an associate portfolio manager of the fund. Jeffrey N. Given, CFA, Howard C. Greene, CFA, Connor Minnaar, CFA and Pranay Sonalkar, CFA continue as portfolio managers of the fund, and together with Spencer Godfrey are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Spencer Godfrey
Associate Portfolio Manager
Managed fund since 2025
As of the Effective date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM(US)”)” is amended to include Spencer Godfrey as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:
●
Spencer Godfrey. Associate Portfolio Manager; joined Manulife IM (US) in 2016; began business career in 2003.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
Supplement dated April 28, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
Active Bond Trust (the fund)
As of April 24, 2025 (the Effective Date), Spencer Godfrey is added as an associate portfolio manager of the fund. David A. Bees, CFA, Jeffrey N. Given, CFA, Howard C. Greene, CFA, Connor Minnaar, CFA and Pranay Sonalkar, CFA continue as portfolio managers of the fund, and together with Spencer Godfrey are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information regarding Spencer Godfrey supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Manulife Investment Management (US) LLC:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Spencer Godfrey has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Spencer Godfrey’s investment in the fund and similarly managed accounts.
The following table provides information as of January 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Spencer Godfrey	0	$0	1	$24	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Spencer Godfrey	0	$0	0	$0	0	$0
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Spencer Godfrey as of January 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Spencer Godfrey’s ownership of fund shares is stated in the footnote that follows the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Spencer Godfrey	$100,001–$500,000
1As of January 31, 2025, Spencer Godfrey beneficially owned none of the fund.
Select Bond Trust (the fund)
As of April 24, 2025 (the Effective Date), Spencer Godfrey is added as an associate portfolio manager of the fund. Jeffrey N. Given, CFA, Howard C. Greene, CFA, Connor Minnaar, CFA and Pranay Sonalkar, CFA continue as portfolio managers of the fund, and together with Spencer Godfrey are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information regarding Spencer Godfrey supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Manulife Investment Management (US) LLC:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Spencer Godfrey has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Spencer Godfrey’s investment in the fund and similarly managed accounts.
The following table provides information as of January 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Spencer Godfrey	0	$0	1	$24	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Spencer Godfrey	0	$0	0	$0	0	$0
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Spencer Godfrey as of January 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Spencer Godfrey’s ownership of fund shares is stated in the footnote that follows the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Spencer Godfrey	none
1As of January 31, 2025, Spencer Godfrey beneficially owned none of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.